UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Tax-Exempt Fund of California

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Special feature

A world of opportunity
in one state

▶ See page 4

Annual report for the year ended August 31, 2010

The Tax-Exempt Fund of California® seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	2.84%	3.27%	4.44%

The total annual fund operating expense ratio was 0.62% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 20 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 3.06%. (For investors in the 44.55% tax bracket, this is equivalent to a taxable yield of 5.52%.) The fund’s distribution rate for Class A shares as of that date was 3.72%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 26.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

The Tax-Exempt Fund of California’s fiscal year was one of substantial gains, as the municipal bond market — both in the state and nationally — saw a very strong recovery after the previous year’s difficulties. The fund recorded a total return of 13.1% for the 12 months ended August 31, 2010.

The fund’s results reflected another steady stream of monthly dividends, which totaled more than 64 cents a share for the year. Shareholders who reinvested their dividends earned an income return of 4.27%, equivalent to a 7.70% return from a taxable investment for those in the top 44.55% combined federal and California tax bracket. Those who took dividends in cash recorded an income return of 4.19%, equivalent to a 7.56% return on a taxable investment in the same bracket.

The fund’s total return surpassed that of its peer group measure, the Lipper California Municipal Debt Funds Average, which posted a 12.0% total return. It also surpassed the 10.8% total return of the unmanaged Barclays Capital California Municipal Index, which measures the investment grade (BBB and above) market. The index return does not reflect expenses.

The year in review

The problems that have plagued the state and national economies for the past two years — sharp job losses, a depressed housing market and a halt to economic growth — eased somewhat over the past year. Recovery from these issues, however, has been slow and erratic, leading to concerns about the overall health and durability of the economy.

These concerns prompted investors around the country to invest heavily in fixed-income securities, and the municipal bond market benefited. Nearly two years after the loss of bond insurers and their guaranteed AAA ratings created turmoil in the municipal markets, bond prices have recovered substantially. Buyers have returned, and liquidity is no longer the issue it was in 2009. In fact, the appetite for bonds has resulted in substantial gains for the market.

[Begin Sidebar]
Results at a glance
For periods ended August 31, 2010, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 10/28/86)
The Tax-Exempt Fund of California
(Class A shares)	13.07%	3.92%	4.79%	5.88%

Lipper California Municipal
Debt Funds Average1	11.99	3.54	4.55	5.85

Barclays Capital California
Municipal Index2	10.84	4.82	5.55	—	3

1 The Lipper average does not reflect the effect of sales charges.
2 The Barclays Capital California Municipal Index is unmanaged and its results do not reflect the effect of sales charges, commissions or expenses.
3 The Barclays Capital California Municipal Index did not exist at the time of the fund’s inception.
[End Sidebar]

[photo of a several shipping container cranes and a container ship with containers stacked on it]

[Begin Sidebar]
In this report

Special feature

4	A world of opportunity in one state

California’s municipal market offers a broad range of potential investments for the fund.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

8	Summary investment
portfolio

13	Financial statements

27	Board of trustees and
other officers
[End Sidebar]

On the state level, high unemployment and a lackluster housing market are both concerns, despite some improvements in economic activity. The state government has nonetheless seen improvements in revenues that are not only better than last year, but have surpassed this year’s forecasts as well.

This improvement, gradual and incomplete as it is, has allowed the California municipal market to regain stability over the past year, and the state’s credit ratings remain unchanged.

The fund’s reaction

From looking at the fund’s total return for the period, it is evident that the environment for tax-exempt investing in California was quite positive. We would like to stress that these returns are not the norm, but rather the product of an extraordinary year in the state municipal bond market. We do not expect these high levels of return to be sustainable in the long term.

To help manage volatility, we opt to invest in bonds supported by strong dedicated revenue streams rather than investments that have added exposure to the general economy. Over the past year, our portfolio counselors continued to favor investments in water and sewer projects, education, utilities, ports and airports over general obligation bonds.

No matter the potential investment, however, our in-depth, extensive research helps us to discover the true value of an issuer’s bonds. For more on our research efforts, please read “A world of opportunity in one state,” starting on page 4.

Looking ahead

It is clear that the economy is recovering from the recession of 2008-2009, but questions remain as to the strength and sustainability of that recovery. This is particularly true in California; the national economy cannot continue on the road to recovery without California, and the state cannot recover without increased economic activity elsewhere.

Thus, we expect continued uncertainty to weigh on the California municipal bond market for the foreseeable future. This could result in additional volatility, though likely not on the level we saw two years ago. For now, the portfolio counselors of The Tax-Exempt Fund of California invest with an eye toward the long term. We encourage you, as always, to take a similar long-term approach to your investments.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Neil L. Langberg

Neil L. Langberg
President

October 14, 2010

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated 2010 taxable income below to determine your combined federal and California tax rate,1 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.71%2 tax-exempt distribution rate at August 31. For example, investors with a taxable income of $150,000 would need a taxable distribution rate of 5.94% to match the fund’s distribution rate.

If your taxable income is ...
Single	Joint	… then your combined federal and California tax rate is …		The fund’s tax-exempt distribution rate of 3.71% is equivalent to a taxable rate of …

$0 – 7,124	$0 – 14,248	11.25%		4.18%
7,125 – 8,375	14,249 – 16,750	12.25		4.23
8,376 – 16,890	16,751 – 33,780	17.25		4.48
16,891 –26,657	33,781 – 53,314	19.25		4.59
26,658 –34,000	53,315 – 74,010	21.25		4.71
34,001 – 37,005	68,001 – 74,010	31.25		5.40
37,006 – 46,766	74,011 – 93,532	33.25		5.56
46,767 – 82,400	93,533 –137,300	34.55		5.67
82,401 – 171,850	137,301 – 209,250	37.55		5.94
171,851 – 373,650	209,251 – 373,650	42.55		6.46
Over 373,650	Over 373,650	44.55	3	6.69

1Based on 2010 federal and California tax rates. (State rates from 1.25% to 9.55% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.

2The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of August 31, 2010.
3The rate increases to 45.55% for taxable income over $1 million.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown (since the fund’s inception, with dividends reinvested)

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

[begin mountain chart]
	The fund at maximum offering price1,7	The fund at net asset value (not including sales charge)7	Barclays Capital Municipal Bond Index3,4	Lipper California Municipal Debt Funds Average6,7	Barclays Capital California Municipal Index4,5

10/28/1986	$9,625	$10,000	$10,000	$10,000
8/31/1987	9,673	10,052	10,260	10,001
8/31/1988	10,211	10,611	10,966	10,623
8/31/1989	11,275	11,717	12,170	11,826
8/31/1990	11,718	12,177	12,951	12,417
8/31/1991	13,072	13,584	14,478	13,827
8/31/1992	14,424	14,990	16,095	15,261
6/30/1993*		16,524			16,524
8/31/1993	16,310	16,949	18,059	17,153	16,910
8/31/1994	16,308	16,947	18,084	16,987	16,788
8/31/1995	17,639	18,330	19,687	18,195	18,291
8/31/1996	18,635	19,365	20,718	19,254	19,387
8/31/1997	20,274	21,069	22,634	20,996	21,275
8/31/1998	21,892	22,750	24,591	22,780	23,171
8/31/1999	21,995	22,857	24,714	22,532	23,262
8/31/2000	23,531	24,453	26,388	24,210	25,082
8/31/2001	25,610	26,614	29,078	26,519	27,513
8/31/2002	26,804	27,854	30,893	27,758	29,057
8/31/2003	27,371	28,444	31,862	28,245	29,638
8/31/2004	29,349	30,499	34,126	30,173	32,021
8/31/2005	30,985	32,199	35,939	31,815	34,020
8/31/2006	32,002	33,256	37,028	32,770	35,148
8/31/2007	32,339	33,606	37,879	33,246	35,878
8/31/2008	32,733	34,016	39,577	34,142	37,292
8/31/2009	33,220	34,522	41,822	34,921	38,845
8/31/2010	37,561	39,033	45,910	38,744	43,057
[end mountain chart]
Year ended August 31

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 4.75% prior to January 10, 2000.
3The index is a national index not limited to California bonds.

4The fund has selected Barclays Capital California Municipal Index to replace the Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund’s investment adviser believes the Barclays Capital California Municipal Index better reflects the market sectors and securities in which the fund primarily invests. The indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses.

5The index did not exist prior to June 30, 1993. Results for the index are measured from June 30, 1993, and are based on the corresponding value of the hypothetical $10,000 investment in the fund on that date.

6Results of the Lipper California Municipal Debt Funds Average reflect fund expenses but do not reflect any applicable front-end sales charges. If any applicable front-end sales charges were included, results of the average would be lower.

7With all distributions reinvested.
8For the period October 28, 1986 (when the fund began operations), through August 31, 1987.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2010)*

	1 year	5 years	10 years
Class A shares	8.80%	3.13%	4.39%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 20 for details.

[photo of a crane]

A world of opportunity in one state

[photo of people walking inside a glass building]
[photo of a credit card being swiped through a hand-held machine]
[photo of a crane]
[photo of people looking at books]

Investing in the California municipal market means more than simply buying state and local general-obligation bonds. There is a breadth and depth of potential investments in California that, through diligent research, can open new horizons for tax-exempt returns.

[Begin Pull Quote]
“I saw a good management team treating the airport like a business, not like a civic pride project. And I wouldn’t have gotten that perspective if I hadn’t gone there.”
— Courtney Koester
[End Pull Quote]

[photo of Courtney Koester]
[photo of the LAX letters at the Los Angeles International Airport]

Finding potential investments in the California municipal market can, at first blush, seem like a daunting task. The state’s fiscal problems continue unabated: the economy remains mired in sluggish growth, unemployment is still high, housing market troubles are ongoing, and the state budget is once again mired in politics. Meanwhile, national headlines talk about issuer defaults and avoiding muni train wrecks.

Yet the municipal bond market, both nationally and here in California, is far more diverse and nuanced than mere headlines suggest. State and local general-obligation bonds — once considered the bellwether of the municipal marketplace — remain an important part of the market, but other kinds of bonds can provide more interesting opportunities for return, diversification and risk reduction in The Tax-Exempt Fund of California’s portfolio.

“If you look at our general obligation holdings, they are just a small part of the total fund,” says portfolio counselor Neil Langberg. “They do not reflect the diversification and the potential return that the overall California bond market offers us.”

That is because state and local governments are not the only ones who can issue municipal bonds in California. Airports, electric and water utilities, toll roads, ports and educational institutions are just a handful of the issuers who bring bonds to market. Many of the bonds these entities issue are not as reliant on taxes for repayment as general-obligation bonds can be.

“You may look at the portfolio and see governmental and non-profit organizations, but in reality, many of these are entities operated like real businesses, with management teams who treat them as such,” says Karl Zeile, another of the fund’s portfolio counselors. “And that means we can use our research capabilities to look at these entities as businesses. We can analyze their competitive pressures, revenues and management and then assess the realistic values of the bonds.”

That requires bringing the fund’s research resources to bear on each potential investment. The fund’s analysts and portfolio counselors intensively research each issuer and study the relevant economic factors that can affect credit quality. Occasionally, they will also head to the airport — or the mall.

Los Angeles International Airport

Los Angeles International Airport — also known as LAX by travelers around the world — has not seen any major terminal upgrades since the 1980s. So when Los Angeles World Airports, the autonomous agency that runs LAX on behalf of the city, issued more than $900 million in municipal bonds this spring for that purpose, analyst Courtney Koester wanted to know how management operated the airport and how the money would be spent.

“LAX doesn’t have much debt right now, so one of the keys for me was to determine how much their financial position would deteriorate as the airport borrows to fund its capital expenditures,” she says. “Airports are large-scale, expensive assets, and I wanted to be sure that LAX wouldn’t overdo it.”

She and two of the fund’s portfolio counselors paid a visit to LAX’s senior management to go over the airport’s capital plan, finances and competitive position. After her analysis was complete, Courtney concluded that the improvement project was not overly costly and the airport would remain an important destination for both domestic and international flights due to its strategic location and dominant market position.

“Airports are the front-door to a city, and the risk is they might get overly ambitious about presenting themselves in the best possible light,” Courtney says. “That wasn’t what I saw there. I saw a good management team treating the airport like a business, not like a civic pride project. And I wouldn’t have gotten that perspective if I hadn’t gone there.”

[Begin Photo Caption]
[photo of Neil Langberg]
Neil Langberg
[End Photo Caption]

[Begin Photo Caption]
[photo of Chad Rach]
Chad Rach
[End Photo Caption]

Cerritos Public Financing Authority

This past spring, The Tax-Exempt Fund of California invested in a bond issued by the city of Cerritos’ Public Financing Authority in 2002 that is designed to be paid from property taxes collected from two large portions of the city. Although each collection of parcels is diverse, one is highly dependent on the assessed value of Cerritos’ regional shopping center.

Yes, that sounds counter-intuitive, given the fact that retail spending remains weak and property values in Southern California have taken a beating in the recent recession. Furthermore, an insurance policy that provides a secondary source of security for the bond and that allowed Cerritos to originally sell the bonds at top-tier, AAA credit ratings was now viewed as relatively worthless in the market. But analyst Chad Rach thought it was worth taking a deeper look at the bonds, particularly since they were cheaper than when they were issued eight years ago.

Chad found the Public Financing Authority’s finances in decent shape. And while property tax revenue that supports the bonds had fallen, it had seen less of a drop than other areas in the state. In addition, stress tests showed that property values could fall significantly more and still produce enough property tax revenue to pay debt service on the bonds. The biggest question mark remained the mall — was there enough retail activity to ensure the mall would continue to pay a sustained level of property taxes?

There was only one way to find out. Chad and Karl went shopping.

“What we saw at the Los Cerritos Center was a pretty vibrant place,” Chad says. “Forever 21 had made a big investment in one of the main anchor stores, and Nordstrom was building a replacement store at the site. Those observations led us to believe that property tax values at the shopping center wouldn’t significantly plummet in the near term.”

The fund’s portfolio counselors ultimately bought the bonds — and at a significant discount to when they carried the insured AAA rating.

Los Angeles Community College District

The L.A. Community College District is the largest network of community colleges in the nation, with nine colleges serving more than 100,000 students in the greater Los Angeles area. A recent bond offering for capital improvements drew the attention of analyst and portfolio counselor Ed Nahmias.

“Normally, the Community College District uses operating funds from the state, which could make it pretty vulnerable in times like this,” Ed says. “The good part about this bond offering was that it was backed by a separate property tax levy, and not by state funds. Repayment does not have anything to do with the state budget.”

Yet it has a lot to do with property taxes that, of course, are dependent on property values. The housing crisis of the past few years has reduced property tax income considerably throughout the state, and Los Angeles is no exception. Ed delved deep into the bond’s repayment plan, however, and liked what he saw.

“The CCD covers a wide swath of territory, so you’re not dependent on one single community that could really impact tax revenues,” he says. “And the county tax assessor could collect up to 1.5 times the tax needed for repayment in any given year, setting aside the difference to cover any shortfalls next year.”

To Ed, that was the key for his decision to invest, as the mechanisms were in place to ensure bondholders would receive their payments on time and in full, no matter what happened to the state or to the educational operations of the CCD itself.

“This is a classic example of a bond that can be difficult to analyze,” Neil adds. “Yet once you dig into it, you see the strength of the payment stream and how it’s insulated against what’s going on in Sacramento or Los Angeles.”

[Begin Pull Quote]
 “Just as we invest for the long term, we want to be sure these enterprises have a long-term vision for themselves.”
— Karl Zeile
[End Pull Quote]

[photo of Karl Zeile]
[photo of a shipping container crane]
[photo of a container ship with containers stacked on it]

California’s ports

Southern California’s two major ports — Long Beach and Los Angeles — see nearly $300 billion in goods go through them each year. And even during times of economic weakness, they remain an attractive municipal bond investment, Karl says.

“Both these ports are key strategic assets in Southern California and critical to the economy of the entire region,” he says. “Their strong credit ratings and business position make them an important anchor in the portfolio.”

Unlike general-obligation bonds, which are burdensome to a state or local government’s balance sheet, port bonds are major keys to California’s ongoing economic health. These two ports in particular help serve a large swath of the western United States, yet half of the goods that go through the ports either originate or end up within a few hundred miles of the ports, Karl says.

In addition, the L.A. port, in particular, serves as a landlord instead of taking on the economic risk of dwindling port activity. That means the port operators are simply leasing the port’s facilities, and shouldering the risk of slow business. Nonetheless, Karl thoroughly researches each port holding, looking at the flow of goods and services not only in Long Beach and Los Angeles, but also other U.S. ports and even ports elsewhere along the Pacific Rim.

“Ports need to be run like competitive businesses, because they are,” Karl says. “The decision to utilize specific ports requires a long-term perspective for the ports’ customers, which is helped along by investment in infrastructure at L.A. and Long Beach. But just as we invest for the long term, we want to be sure these enterprises have a long-term vision for themselves.”

Finding opportunity

As you can see, there’s a lot more to municipal bond investing than simply checking off a list of ratings, return and duration criteria. The fund’s analysts and portfolio counselors approach each potential investment with a great deal of care and diligence, going the extra mile to investigate any bond that may mesh well with the fund’s objectives.

“Honestly, for us, this kind of research is normal,” Ed says. “For Courtney to meet with management at LAX, or for Chad and Karl to go out to Cerritos, that’s part of our ordinary life here.” ■

[Begin Pull Quote]
“Honestly, for us, this kind of research is normal.”
— Ed Nahmias
[End Pull Quote]

[photo of men standing near shipping containers]
[photo of Ed Nahmias]

Summary portfolio, August 31, 2010

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	7.4%
Aa/AA	28.6
A/A	31.4
Baa/BBB	16.4
Below investment -grade	0.4
Unrated	9.4
Short-term securities & other assets less liabilities	6.4

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.58%	(000)	(000)	assets

California - 89.14%
State issuers - 41.28%
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2018	$1,000	$1,204
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	1,500	1,791
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	8,250	9,890
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	590	673
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,054
Econ. Recovery Bonds, Series 2004-A, 5.25% 2014	2,325	2,686	1.06%
Educational Facs. Auth., Rev. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,243	.36
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,110	.53
Various Purpose G.O. Bonds 5.25% 2038	3,000	3,104
Various Purpose G.O. Bonds, 5.00% 2029	6,000	6,283
Various Purpose G.O. Bonds, 5.00% 2037	2,000	2,027
Various Purpose G.O. Bonds, 5.50% 2040	2,000	2,151
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,817
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,243
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,871
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	2,520	2,779	1.87
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,873	.40
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	17,175	13,603	.79
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (preref. 2013)	6,770	7,574	.44
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	2,000	2,191
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,794
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	2,117
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,688
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	1,059
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,275	7,668	1.08
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	2,500	2,540
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	15,129
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	1,760	1,852	1.13
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	10,000	10,616	.62
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	15,875
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,276
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,260	1.19
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,442	.37
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-B, AMT, FGIC insured, 4.75% 2023	1,000	1,011
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	10,500	10,613
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	16,000	16,172
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, National insured, 5.35% 2016	3,000	3,108	1.79
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 1996-A, 5.90% 2014	2,075	2,390	.14
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	9,000	9,205	.53
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023	7,690	9,432	.55
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref. Series 2008-A, 5.00% 2022	6,545	7,544
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref. Series 2009-A, 5.00% 2023	7,230	8,312
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2008-B, 6.00% 2027	3,200	3,774	1.14
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037 (1)	9,500	8,929	.52
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,839	.40
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,166	.36
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	5,815	.34
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,651
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	4,985
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,789
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,046
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,006
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	1,003
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,947	1.07
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-C-2, National insured, 0.917% 2037 (2)	10,000	5,749	.33
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	1,200	1,393
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	2,500	2,926
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	17,000	19,732
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	3,000	3,642
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2022	3,800	4,551	1.87
Other securities		385,949	22.40
		711,162	41.28

City & county issuers - 47.86%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,552	.50
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,280	.36
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	4,076
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	2,000	2,291
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2039	4,000	4,280
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.125% 2047	2,000	2,143
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.00% 2022	2,000	2,349
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.125% 2039	2,000	2,174	1.00
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	11,276
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	7,000	7,212
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	3,117
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,558	1.40
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2023	1,500	1,754
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,250
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2011	2,800	2,886
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,500	1,692
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2015	1,000	1,111
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2015	1,000	1,139
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2020	3,000	3,214
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,370	1.01
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,221
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,079
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, National insured, 5.00% 2021	2,010	2,251
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, National insured, 5.00% 2017	5,710	6,461
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2018	5,000	5,668
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	10,000	11,041
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2017	3,095	3,558
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2020	8,000	8,833	2.39
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	9,000	9,931
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2027	1,500	1,693
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2028	1,835	2,058
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-B, 5.25% 2023	3,500	4,168
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2007-A-1, AMBAC insured, 5.00% 2038	3,000	3,157
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	3,500	3,873	1.44
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.00% 2018	5,000	6,059
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.375% 2039	5,500	6,055	.70
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal insured, 5.25% 2017	3,530	3,691
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2024	4,000	4,683
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds, Series 2009-B, 5.00% 2019	5,000	6,100
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds, Series 2009-D, 5.00% 2017	1,920	2,311
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds, Series 2009-E, 5.00% 2026	2,000	2,269	1.11
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	6,209	.36
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.891% 2035 (2)	13,500	9,303	.54
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2022	2,000	2,318
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,389
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	5,000	5,799
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,500	5,765
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	5,000	5,178	1.30
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Bonds, Ref. Series 2010, 5.00% 2020	5,000	6,096	.35
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	8,000	9,061	.53
Other securities		600,551	34.87
		824,553	47.86

Puerto Rico - 3.39%
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,817	.45
Other securities		50,646	2.94

		58,463	3.39
Other U.S. territories - 1.05%
Other securities		17,982	1.05

Total bonds & notes (cost: $1,570,567,000)		1,612,160	93.58

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.69%	(000)	(000)	assets

Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corporations, Rev. Bonds (Oshman Family Jewish Community Center Project), Series 2007, 0.23% 2037 (2)	$4,100	$4,100
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco), Series 2008, 0.23% 2031 (2)	2,500	2,500	.38%
Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds), Series 2009, 2.50% 10/1/2010	15,000	15,028	.87
Econ. Recovery Bonds, Series 2004-C-1, 0.23% 2023 (2)	3,200	3,200
Econ. Recovery Bonds, Series 2004-C-3, 0.24% 2023 (2)	3,050	3,050
Econ. Recovery Bonds, Series 2004-C-5, 0.25% 2023 (2)	4,700	4,700	.64
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.23% 2036 (2)	6,815	6,815
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-B, 0.23% 2026 (2)	145	145
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-C, 0.23% 2026 (2)	35	35	.41
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2009-A, 0.22% 2026 (2)	7,800	7,800	.45
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B, Subseries B-3, 0.26% 2034 (2)	600	600	.03
Sacramento County, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds (Sacramento Regional County Sanitation District), Series 2008-A, 0.23% 2036 (2)	1,600	1,600
Sacramento County, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds (Sacramento Regional County Sanitation District), Series 2008-B, 0.23% 2037 (2)	10,500	10,500
Sacramento County, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds (Sacramento Regional County Sanitation District), Series 2008-C, 0.23% 2038 (2)	6,400	6,400	1.07
Other securities		31,600	1.84

Total short-term securities (cost: $98,070,000)		98,073	5.69

Total investment securities (cost: $1,668,637,000)		1,710,233	99.27
Other assets less liabilities		12,582	.73

Net assets		$1,722,815	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $12,066,000, which represented .70% of the net assets of the fund.

(2) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at August 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,668,637)		$1,710,233
Cash		23
Receivables for:
Sales of investments	$3,050
Sales of fund's shares	3,842
Interest	21,772	28,664
		1,738,920
Liabilities:
Payables for:
Purchases of investments	6,603
Repurchases of fund's shares	6,713
Dividends on fund's shares	1,246
Investment advisory services	464
Services provided by affiliates	963
Trustees' deferred compensation	109
Other	7	16,105
Net assets at August 31, 2010		$1,722,815

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,731,763
Undistributed net investment income		589
Accumulated net realized loss		(51,133)
Net unrealized appreciation		41,596
Net assets at August 31, 2010		$1,722,815

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (103,601 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,441,594	86,690	$16.63
Class B	11,517	692	16.63
Class C	116,288	6,993	16.63
Class F-1	107,586	6,470	16.63
Class F-2	45,830	2,756	16.63

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2010	(dollars in thousands)

Investment income:
Income:
Interest		$78,405

Fees and expenses*:
Investment advisory services	5,540
Distribution services	4,907
Transfer agent services	272
Administrative services	269
Reports to shareholders	55
Registration statement and prospectus	52
Trustees' compensation	33
Auditing and legal	86
Custodian	8
Federal and state income taxes	24
Other state and local taxes	17
Other	43	11,306
Net investment income		67,099

Net realized gain and unrealized appreciation
on investments:
Net realized gain on investments		337
Net unrealized appreciation on investments		138,699
Net realized gain and unrealized appreciation
on investments		139,036
Net increase in net assets resulting
from operations		$206,135

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Year ended August 31
	2010	2009
Operations:
Net investment income	$67,099	$73,850
Net realized gain (loss) on investments	337	(44,581)
Net unrealized appreciation (depreciation) on investments	138,699	(36,648)
Net increase (decrease) in net assets resulting from operations	206,135	(7,379)

Dividends paid or accrued to shareholders from net investment income	(66,782)	(73,408)

Net capital share transactions	(60,689)	(205,394)

Total increase (decrease) in net assets	78,664	(286,181)

Net assets:
Beginning of year	1,644,151	1,930,332
End of year (including undistributed
net investment income: $589 and $841, respectively)	$1,722,815	$1,644,151

See Notes to Financial Statements

Notes to financial statements

1.	Organization

The American Funds Tax-Exempt Series II (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the “fund”). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

On November 24, 2009, shareholders approved a proposal to reorganize the trust from a Massachusetts business trust to a Delaware statutory trust. The reorganization is anticipated to be completed on November 1, 2010; however, the trust reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has five share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2010, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Risks of investing in municipal bonds issued by the state of California – Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about these risks of investing in California municipal securities is contained in the statement of additional information.

Market risks – The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Interest rate risks – The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Credit risks – Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support risks – Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

High yield bond and long maturity risks – Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended August 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2010, the fund reclassified $212,000 from undistributed net investment income to accumulated net realized loss and $357,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$1,273
Capital loss carryforwards*:
Expiring 2014	$(133)
Expiring 2015	(365)
Expiring 2016	(1,505)
Expiring 2017	(18,785)
Expiring 2018	(30,345)	(51,133)
Gross unrealized appreciation on investment securities		84,532
Gross unrealized depreciation on investment securities		(42,265)
Net unrealized appreciation on investment securities		42,267
Cost of investment securities		1,667,966

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended August 31
Share class	2010	2009
Class A	$54,838	$58,772
Class B	445	650
Class C	3,549	3,879
Class F-1	4,327	6,017
Class F-2	3,623	1,085
Class R-5*	-	3,005
Total	$66,782	$73,408

*Class R-5 shares were only available through June 15, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. For the year ended August 31, 2010, the investment advisory services fee was $5,540,000, which was equivalent to an annualized rate of 0.330% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2010, unreimbursed expenses subject to reimbursement totaled $916,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended August 31, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$3,407	$269	Not applicable	Not applicable
Class B	135	3	Not applicable	Not applicable
Class C	1,099	Included in administrative services	$73	$4
Class F-1	266		119	5
Class F-2	Not applicable		67	1
Total	$4,907	$272	$259	$10

 Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000, shown on the accompanying financial statements, includes $20,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2010
Class A	$217,892	13,657	$41,767	2,613	$(243,433)	(15,271)	$16,226	999
Class B	802	50	362	22	(6,577)	(413)	(5,413)	(341)
Class C	22,433	1,406	2,800	175	(23,098)	(1,448)	2,135	133
Class F-1	16,960	1,067	3,617	227	(35,119)	(2,206)	(14,542)	(912)
Class F-2	26,654	1,676	2,172	136	(87,921)	(5,514)	(59,095)	(3,702)
Total net increase
(decrease)	$284,741	17,856	$50,718	3,173	$(396,148)	(24,852)	$(60,689)	(3,823)

Year ended August 31, 2009
Class A	$327,450	22,453	$43,047	2,958	$(491,715)	(34,272)	$(121,218)	(8,861)
Class B	2,184	152	504	35	(6,778)	(465)	(4,090)	(278)
Class C	26,489	1,814	2,964	204	(38,251)	(2,647)	(8,798)	(629)
Class F-1	41,463	2,884	4,723	326	(114,745)	(7,977)	(68,559)	(4,767)
Class F-2	101,630	6,892	647	43	(7,100)	(482)	95,177	6,453
Class R-5 (†)	16,600	1,141	1,581	109	(116,087)	(7,974)	(97,906)	(6,724)
Total net increase
(decrease)	$515,816	35,336	$53,466	3,675	$(774,676)	(53,817)	$(205,394)	(14,806)

* Includes exchanges between share classes of the fund.
(†) Class R-5 shares were only available through June 15, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $286,465,000 and $354,207,000, respectively, during the year ended August 31, 2010.

Financial highlights(1)

		Income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 8/31/2010	$15.31	$.64	$1.32	$1.96	$(.64)	$-	$(.64)	$16.63	13.07%	$1,442	.62%	.62%	4.04%
Year ended 8/31/2009	15.79	.67	(.48)	.19	(.67)	-	(.67)	15.31	1.49	1,311	.63	.62	4.59
Year ended 8/31/2008	16.26	.66	(.47)	.19	(.66)	-	(.66)	15.79	1.22	1,493	.61	.58	4.16
Year ended 8/31/2007	16.75	.67	(.49)	.18	(.67)	-	(.67)	16.26	1.05	1,366	.62	.59	4.01
Year ended 8/31/2006	16.88	.66	(.12)	.54	(.66)	(.01)	(.67)	16.75	3.28	1,070	.63	.60	4.00
Class B:
Year ended 8/31/2010	15.31	.52	1.32	1.84	(.52)	-	(.52)	16.63	12.22	11	1.37	1.37	3.31
Year ended 8/31/2009	15.79	.56	(.48)	.08	(.56)	-	(.56)	15.31	.73	16	1.39	1.37	3.85
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	-	(.54)	15.79	.46	21	1.36	1.33	3.41
Year ended 8/31/2007	16.75	.55	(.49)	.06	(.55)	-	(.55)	16.26	.31	22	1.37	1.34	3.27
Year ended 8/31/2006	16.88	.54	(.12)	.42	(.54)	(.01)	(.55)	16.75	2.52	23	1.39	1.36	3.25
Class C:
Year ended 8/31/2010	15.31	.51	1.32	1.83	(.51)	-	(.51)	16.63	12.17	116	1.42	1.42	3.24
Year ended 8/31/2009	15.79	.55	(.48)	.07	(.55)	-	(.55)	15.31	.68	105	1.43	1.42	3.79
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	-	(.54)	15.79	.41	118	1.41	1.38	3.36
Year ended 8/31/2007	16.75	.54	(.49)	.05	(.54)	-	(.54)	16.26	.26	116	1.42	1.39	3.20
Year ended 8/31/2006	16.88	.53	(.12)	.41	(.53)	(.01)	(.54)	16.75	2.46	97	1.44	1.41	3.19
Class F-1:
Year ended 8/31/2010	15.31	.63	1.32	1.95	(.63)	-	(.63)	16.63	12.97	108	.70	.70	3.97
Year ended 8/31/2009	15.79	.65	(.48)	.17	(.65)	-	(.65)	15.31	1.41	113	.71	.70	4.52
Year ended 8/31/2008	16.26	.65	(.47)	.18	(.65)	-	(.65)	15.79	1.14	192	.69	.65	4.08
Year ended 8/31/2007	16.75	.66	(.49)	.17	(.66)	-	(.66)	16.26	.98	180	.69	.66	3.93
Year ended 8/31/2006	16.88	.65	(.12)	.53	(.65)	(.01)	(.66)	16.75	3.22	102	.69	.66	3.91
Class F-2:
Year ended 8/31/2010	15.31	.67	1.32	1.99	(.67)	-	(.67)	16.63	13.27	46	.43	.43	4.27
Year ended 8/31/2009	15.79	.69	(.48)	.21	(.69)	-	(.69)	15.31	1.67	99	.45	.45	4.61
Period from 8/22/2008 to 8/31/2008	15.79	.02	_(5)	.02	(.02)	-	(.02)	15.79	.09	_(6)	.01	.01	.10

	Year ended August 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	18%	17%	16%	8%	14%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5)Amount less than $.01.
(6)Amount less than $1 million.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California (the “Fund”), as of August 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
October 14, 2010

Tax information
                                                                                                                   unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2010:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2011, to determine the calendar year amounts to be included on their 2010 tax returns. Shareholders should consult their tax advisers.

Expense example
                                                                                                                                           unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010, through August 31, 2010).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2010	Ending account value 8/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,064.67	$3.17	.61%
Class A -- assumed 5% return	1,000.00	1,022.13	3.11	.61
Class B -- actual return	1,000.00	1,060.66	7.12	1.37
Class B -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class C -- actual return	1,000.00	1,060.43	7.32	1.41
Class C -- assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class F-1 -- actual return	1,000.00	1,064.14	3.69	.71
Class F-1 -- assumed 5% return	1,000.00	1,021.63	3.62	.71
Class F-2 -- actual return	1,000.00	1,065.62	2.24	.43
Class F-2 -- assumed 5% return	1,000.00	1,023.04	2.19	.43

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing high current income exempt from regular federal and California income taxes and secondary objective of preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2010 (the most recent calendar quarter-end):
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	1.05%	2.93%	4.22%
Not reflecting CDSC	6.05	3.28	4.22

Class C shares — first sold 3/19/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.00	3.23	3.64
Not reflecting CDSC	6.00	3.23	3.64

Class F-1 shares3 — first sold 3/20/01
Not reflecting annual asset-based fee charged
by sponsoring firm	6.75	3.98	4.39

Class F-2 shares3 — first sold 8/22/08
Not reflecting annual asset-based fee charged
by sponsoring firm	7.04	—	6.99

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 20 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected a
	trustee of
Name and age	the fund1	Principal occupation(s) during past five years

Lee A. Ault III, 74	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 65	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 76		Ambassador to Spain

James G. Ellis, 63	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 75	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and Non-Executive)		communities)

Leonard R. Fuller, 64	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 65	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 64	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 52	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 55	2009	Director, Accounting Program, University of Redlands

Richard G. Newman, 75	1991	Chairman of the Board, AECOM Technology
		Corporation (engineering, consulting and professional
		technical services)

Frank M. Sanchez, 67	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 52	2010	President and CEO, Margaret Spellings & Company;
		former United States Secretary of Education, United
		States Department of Education — Federal
		Government Agency; former Assistant to the
		President for Domestic Policy, The White House —
		Federal Government, Executive Branch —Domestic
		Policy

Steadman Upham, Ph.D., 61	2007	President and Professor of Anthropology, The
		University of Tulsa

H. Frederick Christie, a trustee of the fund since 1986, retired from the board in December 2009. The trustees thank Mr. Christie for his dedication and service to the fund.

“Independent” trustees

	Number of
	portfolios
	in fund
	complex2
	overseen by
Name and age	trustee	Other directorships3 held by trustee

Lee A. Ault III, 74	38	Anworth Mortgage Asset Corporation;
		Office Depot, Inc.

William H. Baribault, 65	38	None

Ambassador	12	Capital Private Client Services Funds;
Richard G. Capen, Jr., 76		Carnival Corporation

James G. Ellis, 63	41	Quiksilver, Inc.

Martin Fenton, 75	41	Capital Private Client Services Funds
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 64	41	None

W. Scott Hedrick, 65	38	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 64	44	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 52	41	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 55	38	None

Richard G. Newman, 75	13	Capital Private Client Services Funds;
		Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 67	38	None

Margaret Spellings, 52	38	None

Steadman Upham, Ph.D., 61	41	None

H. Frederick Christie, a trustee of the fund since 1986, retired from the board in December 2009. The trustees thank Mr. Christie for his dedication and service to the fund.

See page 28 for footnotes.

“Interested” trustees4

Year first
elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund1	principal underwriter of the fund

Paul G. Haaga, Jr., 61	1986	Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
Fixed Income, Capital Research and Management
Company

“Interested” trustees4

Number of
portfolios
in fund
complex2
Name, age and	overseen by
position with fund	trustee	Other directorships3 held by trustee

Paul G. Haaga, Jr., 61	12	None
Vice Chairman of the Board

The fund’s statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund1	principal underwriter of the fund

Neil L. Langberg, 57	1986	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Vice
		President, Capital Guardian Trust Company5

Edward B. Nahmias, 58	2001	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research Company5

Kristine M. Nishiyama, 40	2003	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel — Capital Bank and Trust Company5

Karl J. Zeile, 43	2010	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company; Vice
		President, Capital Guardian Trust Company5

Kimberly S. Verdick, 46	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Karl C. Grauman, 42	2010	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 35	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and
		Management Company

M. Susan Gupton, 37	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Trustees and officers of the fund serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments,SM which is available to certain nonprofit organizations.

3This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

4“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2010, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
>The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-920-1010P

Litho in USA CGD/PNL/8069-S26180

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2009	$65,000
2010	$65,000

b) Audit-Related Fees:
2009	$631
2010	$421

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2009	$7,000
2010	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2009	None
2010	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2009	$968,000
2010	$1,196,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2009	None
2010	$10,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2009	$2,000
2010	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,395,000 for fiscal year 2009 and $1,623,000 for fiscal year 2010. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of California®
Investment portfolio

August 31, 2010

Bonds & notes — 93.58%	Principal amount (000)	Value (000)

CALIFORNIA — 89.14%
State issuers — 41.28%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	$750	$786
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,068
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	540
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	4,000	4,254
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2018	1,000	1,204
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	1,500	1,791
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	8,250	9,890
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	590	673
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,054
Econ. Recovery Bonds, Series 2004-A, 5.25% 2014	2,325	2,686
Econ. Recovery Bonds, Series 2004-A, 5.25% 2014 (escrowed to maturity)	675	793
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	2,390	2,501
Educational Facs. Auth., Rev. Bonds (Pomona College), Series 2009-A, 5.00% 2024	2,000	2,347
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2009, 5.00% 2039	1,500	1,660
Educational Facs. Auth., Rev. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,243
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2026	1,500	1,559
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,064
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,019
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,000	1,040
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	4,000	4,268
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,277
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	4,654
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,091
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,822
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	964
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,040	1,152
Educational Facs. Auth., Rev. Bonds (Occidental College), Series 2008, 5.30% 2038	2,000	2,145
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,035
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,017
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,809
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,231
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	3,000	3,766
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	4,020
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	4,470	4,322
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,846
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	2,000	2,008
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, National insured, 5.70% 2011	1,190	1,250
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,110
Various Purpose G.O. Bonds 5.25% 2038	3,000	3,104
Various Purpose G.O. Bonds, 5.00% 2029	6,000	6,283
Various Purpose G.O. Bonds, 5.00% 2037	2,000	2,027
Various Purpose G.O. Bonds, 5.50% 2040	2,000	2,151
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,817
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,243
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,871
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	2,520	2,779
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,179
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,873
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	3,701
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, FGIC insured, 5.00% 2038	2,000	1,899
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	17,175	13,603
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	6,770	7,574
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,503
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,040
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,074
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,102
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	2,000	2,191
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,794
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	2,117
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,688
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	1,059
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,275	7,668
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	2,500	2,540
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	15,129
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	1,760	1,852
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032	3,600	3,760
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	5,022
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	3,075
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	3,000	2,963
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	3,000	3,484
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2009-B, 5.50% 2039	1,500	1,615
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2008-A, 5.00% 2021	1,710	1,880
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2010-A, 5.00% 2036	2,000	2,049
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2007-A, 5.00% 2042	3,000	3,013
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	4,000	4,417
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,717
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	10,000	10,616
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	15,875
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,276
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,260
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, Assured Guaranty Municipal insured, 5.25% 2014 (preref. 2013)	1,500	1,706
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2036	3,000	3,112
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,090
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,027
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project),
Series 2008-A, 5.00% 2013	2,000	2,162
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project),
Series 2008-A, 5.00% 2014	2,500	2,767
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,043
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,507
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	2,637
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	3,258
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,537
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	873
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,593
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,275
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,411
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,221
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,341
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,000	975
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,615
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 20431	1,750	1,696
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 20481	1,500	1,441
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	991
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,500	1,599
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,003
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,153
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	2,000	1,851
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,077
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,611
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	5,020
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,174
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.987% 20192	5,000	3,902
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	2,000	2,379
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2023	3,680	4,096
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,281
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,442
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project),
Series 2009-A, 5.00% 2022	4,000	4,474
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-B, AMT, FGIC insured, 4.75% 2023	1,000	1,011
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	10,500	10,613
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	16,000	16,172
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, National insured, 5.35% 2016	3,000	3,108
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 1996-A, 5.90% 2014	2,075	2,390
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	2,032
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	1,000	1,034
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,500	3,564
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	9,000	9,205
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,121
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,102
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	3,000	3,343
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,613
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	1,049
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,656
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	960	1,007
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,106
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,086
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,183
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	2,275	2,414
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2024	2,500	2,829
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2034	1,500	1,588
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects),
Series 2007-A, FGIC-National insured, 5.25% 2023	7,690	9,432
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,001
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,198
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	2,200	2,489
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,133
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,158
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	2,705	2,908
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,642
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,161
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	2,000	2,194
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2008-A, 5.00% 2022	6,545	7,544
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2023	7,230	8,312
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Series 2008-B, 6.00% 2027	3,200	3,774
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,340
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), National insured, 5.50% 2011	1,000	1,018
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	4,300	4,326
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 20371	9,500	8,929
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,191
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,190
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	2,055
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 4.50% 2013	4,000	4,020
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,000	999
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	2,000	1,914
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, National insured, 5.00% 2020	4,440	4,753
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	1,125	1,160
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,451
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	4,000	3,653
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	3,500	3,046
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	6,000	5,209
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	5,015
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	5,270	5,227
Statewide Communities Dev. Auth., Rev. Bonds (Drew School), Series 2007, 5.30% 2037	1,065	874
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,533
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,839
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2020	2,535	2,645
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	4,095	4,279
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	1,949
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,166
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,571
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,765
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	2,664
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	4,000	4,406
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,770
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,883
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	6,500	5,815
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,000	2,230
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,651
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	4,985
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,789
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,046
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,006
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	1,003
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,947
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	2,475	2,882
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021	2,000	2,270
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022	2,000	2,239
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,780	3,113
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,260
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, National insured, 0.917% 20372	10,000	5,749
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, National insured, 0.987% 20432	8,000	4,423
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	2,954
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	4,923
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,500	1,650
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015 (preref. 2012)	2,000	2,192
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,282
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	1,200	1,393
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	2,500	2,926
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	17,000	19,732
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	3,000	3,642
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2022	3,800	4,551
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,353
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,234
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,000	3,355
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	357
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	15	16
		711,162

City & county issuers — 47.86%
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	1,250	1,342
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,121
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, National insured, 5.00% 2023	1,000	1,109
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,552
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,515	1,214
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	3,165	3,216
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	6,000	6,280
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House),
Series 2010, 4.00% 2016	3,000	3,038
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House),
Series 2010, 6.00% 2030	2,000	2,070
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House),
Series 2010, 6.125% 2040	3,000	3,098
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,280	3,340
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Sharp HealthCare),
Series 2009-B, 6.25% 2039	4,000	4,525
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 4.75% 2034	685	601
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,645	2,572
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,500	3,218
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,655	2,310
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	1,002
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	2,215	2,217
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,801
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,065
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	4,076
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	2,000	2,291
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2039	4,000	4,280
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.125% 2047	2,000	2,143
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.00% 2022	2,000	2,349
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.125% 2039	2,000	2,174
Beverly Hills Public Fncg. Auth., 2009 Lease Rev. Bonds (Capital Improvement and Ref. Project), 5.00% 2039	1,850	1,954
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,554
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,120
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	4,145
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,345	1,324
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	2,116
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
Series 2003-B, National insured, 5.25% 2020	1,565	1,731
Community Facs. Dist. No. 90-2, Capistrano Unified School Dist. (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	1,210
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,293
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2023	2,000	2,042
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.00% 2022	995	998
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,474
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 4.50% 2035	1,405	1,070
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	1,020
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	1,057
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	1,096
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	1,133
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	3,675	3,232
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	965	887
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,340	1,176
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,612
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,091
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,560	1,700
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	75	81
Chino Basin Regional Fncg. Auth., Rev. Bonds (Inland Empire Utilities Agcy.),
Series 2008-A, AMBAC insured, 5.00% 2026	2,000	2,166
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	11,276
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	7,000	7,212
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	3,117
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,558
County of Contra Costa Public Fncg. Auth., Lease Rev. Bonds (Medical Center Ref.),
Series 2007-B, National insured, 5.00% 2017	5,000	5,617
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	797
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	380	278
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	1,871
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,527
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,367
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,660
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	3,150	2,620
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, National insured, 5.00% 2016	1,500	1,782
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	1,001
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
Series 2002, 6.30% 2032 (preref. 2011)	3,000	3,230
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-A, 5.00% 2028	1,000	923
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	1,038
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,480
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	1,004
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	4,000	3,248
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,519
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	3,001
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	4,780	5,181
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election, Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,783
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	3,964
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,414
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	1,808
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	4,200	3,714
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	1,058
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,517
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,737
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,440
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	852
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	2,590
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,000	1,010
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,771
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	1,800	1,717
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	5,500	5,569
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,456
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	955
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	1,066
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	1,225	1,057
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A),
Series 2005-A, 5.45% 2036	3,000	2,592
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	3,500	3,545
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, National insured, 5.25% 2018	1,935	2,141
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	443
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	1,070
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	4,204
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	890	1,049
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	3,615	3,054
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,399
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	3,000	2,974
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	834
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2023	1,500	1,754
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,250
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2011	2,800	2,886
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,500	1,692
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2015	1,000	1,111
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2015	1,000	1,139
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2020	3,000	3,214
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,370
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,487
Long Beach Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2008-A, 5.00% 2025	4,065	4,492
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,270	1,549
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,221
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,079
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, National insured, 5.00% 2021	2,010	2,251
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, National insured, 5.00% 2017	5,710	6,461
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2018	5,000	5,668
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	10,000	11,041
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2017	3,095	3,558
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2020	8,000	8,833
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	9,000	9,931
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2027	1,500	1,693
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-A, 5.00% 2028	1,835	2,058
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2009-B, 5.25% 2023	3,500	4,168
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2007-A-1, AMBAC insured, 5.00% 2038	3,000	3,157
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	3,500	3,873
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.125% 2027	2,005	2,007
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-B, 5.00% 2020	2,500	2,963
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.00% 2018	5,000	6,059
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.375% 2039	5,500	6,055
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,107
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,503
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,643
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	3,327
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,761
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2001-B, Assured Guaranty Municipal insured, 5.25% 2017	3,530	3,691
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2024	4,000	4,683
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2019	5,000	6,100
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2017	1,920	2,311
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-E, 5.00% 2026	2,000	2,269
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	5,581
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.25% 2029	2,000	2,230
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-A, 5.00% 2029	2,000	2,186
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,259
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,000	1,123
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2016	1,780	2,008
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2018	1,400	1,534
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2022	2,610	2,753
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2024	2,920	3,043
Housing Auth. of the City of Los Angeles, Mortgage Rev. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	2,000	2,083
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 4.875% 2027	1,200	1,246
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,559
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	480	494
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	1,000	1,089
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,414
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,521
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC-National insured, 5.00% 2020	1,000	1,087
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2016 (preref. 2013)	1,000	1,139
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	535	609
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	465	530
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	2,103
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2020	1,000	1,097
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2022	1,275	1,370
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,152
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Figueroa Plaza),
Series 2007-B-1, FGIC-National insured, 5.00% 2023	3,965	4,130
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Real Property), Series 2008-B, 5.00% 2038	3,000	3,078
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	3,000	3,276
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,526
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,147
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	1,000	1,001
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	3,780	3,346
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,447
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-D, 5.00% 2038 (put 2013)	2,000	2,185
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds,
Issue of 2006, AMBAC insured, 4.875% 2033	3,705	3,314
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds,
Series 2000, Assured Guaranty Municipal insured, 0% 2015	2,300	2,054
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,320
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	1,020
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,196
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,501
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	1,009
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	2,125	2,132
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	973
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,716
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	962
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	1,052
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,314
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	3,941
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,341
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,511
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,651
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,647
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.00% 2035	1,995	1,778
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	2,371
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,444
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,907
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	2,750	2,477
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	1,002
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	1,024
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2002, 5.60% 2033	2,000	2,004
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	911
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	869
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2027	565	481
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2037	1,120	877
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	6,209
Community Facs. Dist. No. 1 (Santa Fe Valley) of the Rancho Santa Fe Community Services Dist., Special Tax Bonds,
Series 2007, 5.25% 2030	3,000	2,724
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,428
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	628
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,464
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	2,929
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist.,
Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	908
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,115
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	3,745
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,002
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,050	2,099
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	2,937
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	805	766
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	855	801
City of Roseville, Water Utility Rev. Certs. of Part., Series 2007, National insured, 5.00% 2022	1,000	1,099
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,064
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,068
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	3,044
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2025	1,000	1,014
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2027	5,000	5,035
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT,
Assured Guaranty Municipal insured, 5.75% 2024	1,940	2,174
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT,
Assured Guaranty Municipal insured, 5.25% 2016 (preref. 2012)	1,170	1,270
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	675
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	503
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,220
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	1,000	1,038
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	470	511
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2020	995	1,193
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2021	900	1,078
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,305
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	3,026
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,713
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC-National insured, 0.891% 20352	13,500	9,303
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.911% 20342	5,000	3,242
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	3,870	4,286
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,451
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,762
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC-National insured, 0% 2021	2,500	1,538
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,115
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.125% 2040	3,000	3,065
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.25% 2030	2,000	2,114
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2024	2,000	2,294
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	3,000	3,278
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,203
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	4,000	4,678
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.25% 2038	1,000	1,077
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2010-A, 5.25% 2027	2,000	2,301
San Diego County Water Auth. Fncg. Agcy., Water Rev. Bonds, Series 2010-A, 5.00% 2025	2,000	2,326
San Diego County Water Auth. Fncg. Agcy., Water Rev. Bonds, Series 2010-A, 5.00% 2027	1,000	1,143
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,716
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,768
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,256
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,010
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,052
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	3,646
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
Series E, Assured Guaranty Municipal insured, 5.25% 2015	1,000	1,130
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 5.25% 2022	2,000	2,318
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 6.00% 2039	3,000	3,389
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	5,000	5,799
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,500	5,765
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	5,000	5,178
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	4,783
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2009-D, 6.50% 2030	975	1,069
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	2,130	2,329
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2023	3,000	3,530
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	2,000	2,336
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Bonds, Ref. Series 2010, 5.00% 2020	5,000	6,096
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	2,195	2,321
County of San Joaquin, Certs. of Part. (County Administration Building), Series 2007, National insured, 5.00% 2024	3,370	3,486
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,888
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	3,433
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	4,121
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	5,000	5,454
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,209
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,075
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 4.00% 2016	1,250	1,328
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, National insured, 4.54% 2018	3,000	3,127
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,728
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,112
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.30% 2012	195	195
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,490	1,492
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	565	565
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,224
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, National insured, 5.125% 2018	2,700	2,916
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2033	1,000	1,031
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2036	2,000	2,050
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.25% 2028	2,000	2,177
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, National insured, 5.50% 2017 (escrowed to maturity)	2,500	3,114
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
Series 1994-A, National insured, 6.25% 2019	1,000	1,195
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	8,000	9,061
Santa Clara Valley Transportation Auth., 2000 Measure A Sales Tax Rev. Ref. Bonds,
Series 2007-A, AMBAC insured, 5.00% 2027	3,000	3,249
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
Series B, FGIC-National insured, 0% 2016	1,500	1,276
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,364
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,639
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	947
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	705
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,145
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC-National insured, 5.25% 2021	2,000	2,452
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	1,004
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,045
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,088
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,146
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,399
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,360	4,803
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,152
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,599
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,806
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,154
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	1,130
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	537
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	829
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	2,945	3,202
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,015
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,499
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	4,329
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,089
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,506
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	381
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2018	675	715
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2030	2,000	2,135
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,096
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020	1,305	1,378
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,629
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,772
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,942
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,561
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,108
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,767
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	1,006
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,530
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,703
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, National insured, 5.25% 2016	1,270	1,386
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	966
		824,553

GUAM — 0.26%
Power Auth., Rev. Bonds, Series 2010-A, 5.50% 2030	2,350	2,374
Power Auth., Rev. Bonds, Series 2010-A, 5.50% 2040	2,000	2,010
		4,384

PUERTO RICO — 3.39%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	3,189
Electric Power Auth., Power Rev. Bonds, Series WW, 5.50% 2020	5,000	5,698
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, 1.057% 20312	5,000	3,480
Government Dev. Bank, Series 2006-B, 5.00% 2015	1,000	1,090
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	4,200	4,741
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,817
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2019	1,000	1,149
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,000	1,134
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	2,800	2,911
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 5.50% 2012	3,580	3,809
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,000	5,534
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,250	1,365
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	227
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,439
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	2,104
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,695
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035 (preref. 2016)	3,090	3,733
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,210	2,348
		58,463

VIRGIN ISLANDS — 0.79%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,260
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,388
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,729
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,750	2,022
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,133
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,066
		13,598

Total bonds & notes (cost: $1,570,567,000)		1,612,160

	Principal amount	Value
Short-term securities — 5.69%	(000)	(000)

Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corporations, Rev. Bonds
(Oshman Family Jewish Community Center Project), Series 2007, 0.23% 20372	$4,100	$4,100
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.23% 20312	2,500	2,500
Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds), Series 2009, 2.50% 10/1/2010	15,000	15,028
Econ. Recovery Bonds, Series 2004-C-1, 0.23% 20232	3,200	3,200
Econ. Recovery Bonds, Series 2004-C-3, 0.24% 20232	3,050	3,050
Econ. Recovery Bonds, Series 2004-C-5, 0.25% 20232	4,700	4,700
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.23% 20362	6,815	6,815
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-B, 0.23% 20262	145	145
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-C, 0.23% 20262	35	35
Infrastructure and Econ. Dev. Bank, Rev. Bonds (RAND Corp.), Series 2008-B, 0.25% 20422	5,000	5,000
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Orange County Performing Arts Center),
Series 2008-A, 0.25% 20342	4,800	4,800
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (California Academy of Sciences, San Francisco, California),
Series 2008-F, 0.24% 20382	300	300
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Contemporary Jewish Museum), Series 2006, 0.23% 20362	4,630	4,630
Infrastructure and Econ. Dev. Bank, Tax-Exempt Demand Rev. Bonds (India Community Center, Inc.),
Series 2007-A, 0.25% 20362	1,000	1,000
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2009-A, 0.22% 20262	7,800	7,800
Irvine Ranch Water Dist., Consolidated Series 1989,
G.O. of Improvement Dist. Nos. 186, 188, 140 and 240, 0.24% 20152	2,800	2,800
Irvine Ranch Water Dist., Consolidated Series 1993,
G.O. of Improvement Dist. Nos. 140, 240,105 and 250, 0.24% 20332	5,570	5,570
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B, Subseries B-3, 0.26% 20342	600	600
City of Santa Clara, Demand Subordinated Electric Rev. Bonds, Series 2008-A, 0.23% 20342	5,100	5,100
Sacramento County, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds
(Sacramento Regional County Sanitation District), Series 2008-A, 0.23% 20362	1,600	1,600
Sacramento County, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds
(Sacramento Regional County Sanitation District), Series 2008-B, 0.23% 20372	10,500	10,500
Sacramento County, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds
(Sacramento Regional County Sanitation District), Series 2008-C, 0.23% 20382	6,400	6,400
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project), Series 2001-W-1, AMT, 0.31% 20342	900	900
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2008-C, 0.22% 20272	1,500	1,500

Total short-term securities (cost: $98,070,000)		98,073

Total investment securities (cost: $1,668,637,000)		1,710,233
Other assets less liabilities		12,582

Net assets		$1,722,815

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,066,000, which represented .70% of the net assets of the fund.

2Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-920-1010O-S25540

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of
The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (the “Fund”) as of August 31, 2010, and for the year then ended and have issued our report thereon dated October 14, 2010, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of August 31, 2010, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 14, 2010

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: October 29, 2010

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 29, 2010